Deferred income (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Deferred Income [Abstract]
Contract liabilities	₨ 3,590,018	₨ 2,307,214
Total	₨ 3,590,018	₨ 2,307,214